Shareholders' Equity - Summary of Grants Under Outstanding Stock Award Plans (Detail)	12 Months Ended
	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	6,700,765
Supervisory Board 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Employee Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Supervisory Board 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Employee Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Supervisory Board 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Employee Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares
Supervisory Board Two Thousand Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	180,000
Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	6,520,765
Twenty May Two Thousand Nine [Member] | Supervisory Board 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	May 20, 2009
Awards granted, Number of Shares	165,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(7,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance
Twenty Eight July Two Thousand Nine [Member] | Employee Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Jul. 28, 2009
Awards granted, Number of Shares	5,575,240
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(1,827,349)
Thirty November Two Thousand Nine [Member] | Employee Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Nov. 30, 2009
Awards granted, Number of Shares	8,300
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(2,762)
Twenty Seven May Two Thousand Ten [Member] | Supervisory Board 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	May 27, 2010
Awards granted, Number of Shares	172,500
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(7,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance
Twenty Two July Two Thousand Ten [Member] | Employee Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Jul. 22, 2010
Awards granted, Number of Shares	6,344,725
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(2,076,448)
Seventeen December Two Thousand Ten [Member] | Employee Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Dec. 17, 2010
Awards granted, Number of Shares	221,650
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(73,524)
Three May Two Thousand Eleven [Member] | Supervisory Board 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	May 03, 2011
Awards granted, Number of Shares	172,500
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(30,000)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance
Twenty Five July Two Thousand Eleven [Member] | Employee Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Jul. 25, 2011
Awards granted, Number of Shares	5,881,630
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(5,824,445)
Fourteen November Two Thousand Eleven [Member] | Employee Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Nov. 14, 2011
Awards granted, Number of Shares	95,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(91,540)
Thirty May Two Thousand Twelve [Member] | Supervisory Board Two Thousand Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	May 30, 2012
Awards granted, Number of Shares	180,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(22,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance
Twenty Three July Two Thousand Twelve [Member] | Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Jul. 23, 2012
Awards granted, Number of Shares	6,216,285
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(2,400)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance		[1]
Twenty one December Two Thousand Twelve [Member] | Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date of Nonvested share	Dec. 21, 2012
Awards granted, Number of Shares	304,480
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance		[1]

[1]	As at December 31, 2012, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board